Financial Instruments (Narrative) (Details) $ in Millions	12 Months Ended
	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)
Disclosure of financial assets [line items]
Impact on net income with one dollar change	$ 1	$ 1
Accounts receivable	287	253	$ 286
Provision for doubtful accounts	98	59
Past Due [Member]
Disclosure of financial assets [line items]
Accounts receivable	158	123
Forward Contract [Member]
Disclosure of financial assets [line items]
Notional amount	$ 72	$ 96
Forward contracts purchase period	12 months	12 months
Average foreign exchange rate	1.3115	1.2915
Hypothetical exchange rate	10.00%
Hypothetical change resulting in a change to other comprehensive income	$ 7	$ 9